DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The following table sets forth indicated selected financial data of the Company’s discontinued operations of its sports and entertainment business during the nine months ended September 30, 2013 and 2012.

	September 30, 2013	September 30, 2012
Revenues	$—	$—
Cost of sales	—	—
Gross profit (loss)	—	—
Operating and other non-operating expenses	—	(50,298)

Loss from discontinued operations	—	(50,298)
Gain from sale of sports and entertainment business	—	—
Loss from discontinued operations	$—	$(50,298)

	December 31, 2012	December 31, 2011
Assets:
Accounts receivable, net	$—	$44,300
Notes and loan receivable	—	16,750
Assets of discontinued operations	$—	$61,050

Liabilities:
Accounts payables and accrued expenses	$—	$21,622
Liabilities of discontinued operations	$—	$21,622

Discontinued operations of its sports and entertainment business
	December 31, 2012	December 31, 2011
Revenues	$-	$3,041,329
Cost of sales	-	5,060,393
Gross profit (loss)	-	(2,019,064)
Operating and other non-operating expenses	(50,298)	(2,191,837)

Loss from discontinued operations	(50,298)	(4,210,901)
Gain from sale of sports and entertainment business	-	1,122,528
Loss from discontinued operations	$(50,298)	$(3,088,373)